Related Party Transactions (Details) - Spartacus Acquisition Corp [Member] - USD ($)					1 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended
	Jul. 09, 2021	May 17, 2021	Nov. 02, 2020	Aug. 21, 2020	Oct. 31, 2020	Oct. 19, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jul. 19, 2021
Related Party Transactions (Details) [Line Items]
Common stock exceeds, per share (in Dollars per share)									$ 12
Working capital loans							$ 1,500,000		$ 1,500,000
Private placement warrants price (in Dollars per share)							$ 1		$ 1
Working capital fund		$ 1,000,000
Outstanding working capital loan							$ 300,000		$ 300,000
Incurred administrative support fees							$ 30,000	$ 25,000	60,000
Subscription agreement (in Shares)	1,105,000
Cover expenses									$ 300,000
Borrowed under promissory note								$ 191,046
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Increasing working capital										$ 2,500,000
Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding stock									20.00%
Forecast [Member]
Related Party Transactions (Details) [Line Items]
Secretarial and administrative services						$ 10,000
Forecast [Member] | Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payments				$ 25,000
Sponsor price per share (in Dollars per share)				$ 0.0035
Aggregate founder share (in Shares)					1,437,500
Shares outstanding (in Shares)					5,750,000
Subject to forfeiture shares (in Shares)					750,000
Forfeited founder shares (in Shares)			750,000
Class B common stock [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001
Class B common stock [Member] | Forecast [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares consideration (in Shares)				7,187,500
Price per share (in Dollars per share)				$ 0.0001
Founder Shares [Member] | Forecast [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)				$ 0.0001
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)							$ 0.0001	$ 0.0001	0.0001
Common stock exceeds, per share (in Dollars per share)									$ 12